Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
Note 6      Long term debt

Long term debt as of September 30, 2016 and December 31, 2015 consisted of the following:

Description	September 30, 2016	December 31, 2015
Note payable to Ascentium Capital, secured by truck, bearing interest at 9% per annum, matures in September, 2017. (1)	$5,682	$9,340
Less current portion of truck loan	(5,682)	(4,048)
Total long term debt net of current portion	$0	5,292

Note 11 Long Term Debt

During the year ended December 31, 2014 the company financed a truck acquisition with loans from Ascentium Capital, a Texas based financial entity.  The following table describes the purpose and terms of the loans.

Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Ascentium Capital	09/01/14	$14,975	Truck loan	9%	36 Months	$4,048	$5,292

This debt is collateralized by the truck title of the acquired vehicle.  The loan is personally guaranteed by the officers of the Company.

During the year ended December 31, 2015 and 2014, ABCO borrowed working capital loans from lenders as described in the following table:

Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Orchard St. Funding	11-25-15	$50,000	Credit Line	20%	6 Months	$45,240	$0
Ascentium Capital	08-27-14	$50,000	Credit Line	24%	18 Months	6,705	$0
Private lender	Var 2015	$59,833	Credit Line	12%	Demand	59,833	$0
Total due at 12-31-15						$111,778